STOCKHOLDERS’ EQUITY (Details) - Schedule of fair value of the warrants and options granted and issued Black Scholes valuation model	9 Months Ended
Sep. 30, 2022 $ / shares
Warrants [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of fair value of the warrants and options granted and issued Black Scholes valuation model [Line Items]
Expected dividend rate	0.00%
Warrants [Member] | Minimum [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of fair value of the warrants and options granted and issued Black Scholes valuation model [Line Items]
Exercise price (in Dollars per share)	$ 0.0345
Risk free interest rate	3.14%
Expected life	3 years
Expected volatility of underlying stock	189.10%
Warrants [Member] | Maximum [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of fair value of the warrants and options granted and issued Black Scholes valuation model [Line Items]
Exercise price (in Dollars per share)	$ 0.15
Risk free interest rate	3.27%
Expected life	5 years
Expected volatility of underlying stock	199.20%
Options [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of fair value of the warrants and options granted and issued Black Scholes valuation model [Line Items]
Expected life	10 years
Expected dividend rate	0.00%
Options [Member] | Minimum [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of fair value of the warrants and options granted and issued Black Scholes valuation model [Line Items]
Exercise price (in Dollars per share)	$ 0.04
Risk free interest rate	2.99%
Expected volatility of underlying stock	206.40%
Options [Member] | Maximum [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of fair value of the warrants and options granted and issued Black Scholes valuation model [Line Items]
Exercise price (in Dollars per share)	$ 0.15
Risk free interest rate	3.42%
Expected volatility of underlying stock	208.40%